Loans and Investments, Summary of impaired loans (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) loan	Dec. 31, 2016 USD ($) loan	Dec. 31, 2015 USD ($) loan
Loans and Investments
Unpaid Principal Balance (UPB)	$ 169,824,000	$ 197,641,000
Carrying Value	163,550,000	187,351,000	$ 189,200,000
Allowance for Loan Losses	62,783,000	83,712,000
Average Recorded Investment	183,733,000	198,251,000
Interest Income Recognized	$ 500,000	$ 1,406,000
Number of impaired loans | loan	5	8	9
Land
Loans and Investments
Unpaid Principal Balance (UPB)	$ 131,086,000	$ 131,086,000
Carrying Value	124,812,000	125,926,000
Allowance for Loan Losses	53,883,000	53,883,000
Average Recorded Investment	131,086,000	129,277,000
Hotel Portfolio
Loans and Investments
Unpaid Principal Balance (UPB)	34,750,000	34,750,000
Carrying Value	34,750,000	34,496,000
Allowance for Loan Losses	5,700,000	3,700,000
Average Recorded Investment	34,750,000	34,750,000
Interest Income Recognized	371,000	1,155,000
Office
Loans and Investments
Unpaid Principal Balance (UPB)	2,288,000	27,563,000
Carrying Value	2,288,000	22,778,000
Allowance for Loan Losses	1,500,000	21,973,000
Average Recorded Investment	14,926,000	27,572,000
Interest Income Recognized	107,000	94,000
Commercial
Loans and Investments
Unpaid Principal Balance (UPB)	1,700,000	1,700,000
Carrying Value	1,700,000	1,700,000
Allowance for Loan Losses	1,700,000	1,700,000
Average Recorded Investment	1,700,000	1,700,000
Multifamily Portfolio
Loans and Investments
Unpaid Principal Balance (UPB)		2,542,000
Carrying Value		2,451,000
Allowance for Loan Losses		2,456,000
Average Recorded Investment	1,271,000	4,952,000
Interest Income Recognized	$ 22,000	$ 157,000